STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]		Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2021	$ 239		$ 528,533	$ 0	$ (422,079)	$ 106,693
Balance, shares at Dec. 31, 2021	86,433,432
Exercise of options and ESPP shares	$ 1		352	0	0	353
Exercise of options and ESPP shares, shares	191,211
Share-based compensation issued to employees	$ 0		4,328	0		4,328
Net loss	0		0	0	(33,694)	(33,694)
Balance at Dec. 31, 2022	$ 240		533,213	0	(455,773)	77,680
Balance, shares at Dec. 31, 2022	86,624,643
Issuance of shares, net	$ 7		3,074	0	0	3,081
Issuance of shares, net, shares	2,612,822
Share-based compensation issued to employees	$ 0		3,550	0	0	3,550
Other comprehensive income from marketable securities	0		0	2	0	2
Net loss	0		0	0	(18,754)	(18,754)
Balance at Dec. 31, 2023	$ 247		539,837	2	(474,527)	$ 65,559
Balance, shares at Dec. 31, 2023	89,237,465					89,237,465
Exercise of options		[1]	10	0	0	$ 10
Exercise of options,shares	11,053
Issuance of shares, net	$ 1		543			544
Issuance of shares, net, shares	292,728
Share-based compensation issued to employees	$ 0		3,023	0	0	3,023
Other comprehensive income from marketable securities	0		0	9	0	9
Net loss	0		0	0	(14,231)	(14,231)
Balance at Dec. 31, 2024	$ 248		$ 543,413	$ 11	$ (488,758)	$ 54,914
Balance, shares at Dec. 31, 2024	89,541,246					89,541,246

[1]	Representing amount lower than $ 1